PRINCIPAL ACCOUNTING POLICIES - Property, equipment and software (Details)	6 Months Ended
Jun. 30, 2016
Building | Minimum
Property, equipment and software
Estimated useful life	20 years
Building | Maximum
Property, equipment and software
Estimated useful life	40 years
Website-related equipment
Property, equipment and software
Estimated useful life	5 years
Computer equipment | Minimum
Property, equipment and software
Estimated useful life	3 years
Computer equipment | Maximum
Property, equipment and software
Estimated useful life	5 years
Furniture and fixtures | Minimum
Property, equipment and software
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property, equipment and software
Estimated useful life	5 years
Software | Minimum
Property, equipment and software
Estimated useful life	3 years
Software | Maximum
Property, equipment and software
Estimated useful life	5 years